UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree, Sr.

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
73.71% of Net Assets
AL Drinking Water Finance Authority Revolving Fund Loan	4.750%	08/15/2027	NR	$75,000	$76,223
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	190,000	199,781
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AA+*	500,000	510,185
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	101,432
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	A1	450,000	475,664
AL State University Revenue General Tuition & Fee	5.000	01/01/2019	A2/A*	50,000	50,546
AL State University Revenue General Tuition and Fee	5.000	08/01/2026	A2/A*	150,000	159,345
AL State University Revenue General Tuition and Fee	5.250	09/01/2034	Aa3/AA-*	75,000	82,582
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	NR	50,000	50,052
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	NR	170,000	171,078
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	NR	130,000	130,478
Albertville AL Warrants	5.000	02/01/2035	AA+*	110,000	120,791
Anniston AL Public Building Authority	5.000	03/01/2032	Aa3/AA-*	400,000	438,548
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa2/AA+*	260,000	275,278
Auburn University AL General Fee Revenue – Series A	5.000	06/01/2032	Aa2/AA-*	45,000	48,574
Auburn University AL General Fee Revenue – Series A	5.000	06/01/2027	Aa2/AA-*	300,000	330,483
Auburn University AL General Fee Revenue – Series A	5.000	06/01/2033	Aa2/AA-*	420,000	451,592
Auburn University AL General Fee Revenue – Series A	5.000	06/01/2038	Aa2/AA-*	600,000	638,394
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa1/AA+*	295,000	317,408
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA+*	250,000	278,370
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	Aa3/AA-*/A-@	150,000	161,637
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	194,014
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	Aa3/AA-*	400,000	421,548
Cullman County AL Water Revenue	5.000	05/01/2021	Baa2/A+*	125,000	134,069
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA*	250,000	276,075
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	Aa3/AA-*	190,000	203,351
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	52,037
Enterprise AL Warrants General Obligation	5.000	10/01/2019	NR	55,000	58,522
Enterprise AL Warrants General Obligation	5.000	10/01/2023	NR	450,000	470,880
Huntsville AL Health Care Authority – Series A	5.000	06/01/2024	A1/BBB*	100,000	103,727
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	375,000	404,175
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	175,000	185,878
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa1/AAA*	300,000	325,491
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AA+*	450,000	480,438
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aa2	75,000	76,765
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	A+*	275,000	285,370
Lowndes County AL Warrants	5.250	02/01/2037	Aa3/AA-*	250,000	267,148
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA-*	100,000	110,324
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA-*	285,000	311,348
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3/AA-*	505,000	540,113
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	Ba2	35,000	35,363
Mobile AL Public Education Building Authority	5.000	03/01/2033	Aa3/AA-*/AA-@	200,000	213,154
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aa2/AAA*	250,000	266,903
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	190,391
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa2/AA-*	175,000	183,678
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aa3	100,000	102,974
Morgan County AL Warrants	5.000	04/01/2029	Aa3	25,000	25,690
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aa3	250,000	258,662
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA+*	375,000	410,996
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA-*	250,000	270,475
Oxford AL Warrants – Series A	5.000	10/01/2036	Aa2	50,000	52,138
Phenix City AL Schools Warrants – Series B	5.000	08/01/2024	A+*	200,000	216,654
Phenix City AL Water & Sewer Revenue	5.000	08/15/2034	Aa3/AA-*/AA-@	90,000	97,609
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aa3/AA-*	50,000	51,202
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	321,351
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Baa3	100,000	99,682
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	Aa3/AA-*	75,000	82,628
Troy AL Public Educational Building Authority Educational	5.250	12/01/2036	Aa3/AA-*	225,000	245,246
Trussville AL Warrants	4.800	10/01/2021	Aa2	85,000	86,810
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa1/AA+*	150,000	156,528
Tuscaloosa AL Public Education Building Authority Student	6.375	07/01/2028	AA+*	250,000	290,338
Tuscaloosa AL Public Education Building Authority Student	6.750	07/01/2033	AA-*	495,000	580,966
University of AL General Revenue – Series A	5.000	07/01/2032	Aa2/AA-*/AA+@	500,000	548,205
University of AL General Revenue – Series A	5.000	07/01/2034	Aa2/AA-*/AA+@	350,000	366,916
University of AL General Revenue – Series A	5.000	07/01/2028	Aa2/AA-*/AA+@	325,000	362,859
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	117,283
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	596,492

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
West Morgan East Lawrence AL Water & Sewer Revenue	4.750%	08/15/2030	AA-*	$75,000	$80,736

					16,281,643
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.00% of Net Assets
AL State Public School & College Authority Captial Improvement	5.000	12/01/2024	Aa1/AA*	100,000	112,740
AL State Public School & College Authority Capital Improvement	5.000	12/01/2025	Aa1/AA*	640,000	716,510
AL State Public Schools & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	143,686
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	57,536
Auburn University General Fee Revenue – Series A	5.000	06/01/2036	Aa2/AA-*	150,000	166,022
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Ba2	120,000	121,246
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2/A*	615,000	669,434

					1,987,174
GENERAL OBLIGATION BONDS
6.89% of Net Assets
AL State – Series A	4.625	09/01/2022	Aa1/AA*	100,000	102,943
Mobile AL Refunding Warrants – Series A	5.000	02/15/2027	Aa2/AA-*	335,000	370,413
Montgomery AL Warrants – Series A	5.000	02/01/2030	Aa2/AA+*	300,000	333,636
Montgomery AL Warrants – Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA+*/AAA@	80,000	89,370
Opelika AL Warrants	5.000	11/01/2031	Aa2/AA*	150,000	168,444
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	105,781
Tuscaloosa AL Warrants – Series A	5.000	10/15/2034	Aa1/AA+*	175,000	189,889
Tuscaloosa AL Warrants – Series A	5.125	01/01/2039	Aa1/AA+*	150,000	162,102

					1,522,578
MUNICIPAL UTILITY REVENUE BONDS
4.80% of Net Assets
Jasper AL Waterworks and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	498,366
Muscle Shoals AL Utilities Board Water & Sewer Revenue	5.750	12/01/2033	AA-*	430,000	483,544
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	77,585

					1,059,495
LEASE REVENUE BONDS
1.84% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA+*	125,000	136,132
University of Alabama General Revenue – Series A	5.000	07/01/2034	Aa2/AA-*	250,000	270,880

					407,012
ESCROWED TO MATURITY BONDS
1.59% of Net Assets
West Morgan – East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aa3/AA-*	300,000	350,844

					350,844
PUBLIC FACILITIES REVENUE BONDS
.49% of Net Assets
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,005
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	A*	95,000	98,870

					108,875
PREREFUNDED BONDS
.48% of Net Assets
Gadsden AL Warrants – Series B	4.600	08/01/2022	NR	100,000	106,683

					106,683
INDUSTRIAL REVENUE BONDS
.11% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A+*	25,000	25,016

					25,016

Total Investments (cost $20,716,402) (See (a) below for further explanation) 98.91% of Net Assets					$21,849,320

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,165,970
Unrealized depreciation	(33,445)

Net unrealized appreciation	$1,132,525

DUPREE MUTUAL FUNDS – ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100% of Net Assets
March 31, 2012

Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	21,849,320
Level 3	Significant Unobservable Inputs	—

$21,849,320

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
52.13% of Net Assets
Boone County KY Pollution Control Revenue – Dayton Power	4.700%	01/01/2028	A3/BBB+*	$6,195,000	$6,337,051
Boyle County KY College Improvement – Centre College – A	4.750	06/01/2032	A3/AA-*	5,330,000	5,624,269
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa3	2,720,000	2,851,158
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,705,033
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,682,137
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,894,449
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	11,220,000	12,145,650
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,060,037
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	A1/A*	1,580,000	1,673,678
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa2/AA*	6,985,000	7,420,445
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa2/AA*	7,340,000	7,767,188
Franklin County School Building Revenue	4.750	05/01/2027	Aa3	3,570,000	3,931,570
Greater KY Housing Assistance Corporation – Chenowith Woods	6.100	01/01/2024	Baa2/BBB*	425,000	425,047
Greater KY Housing Assistance Corporation – Northside Apts	6.200	02/01/2025	AA+*	3,320,000	3,321,394
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,329,325
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Baa2/BBB*	8,675,000	8,675,694
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2/AA-*	3,770,000	4,033,259
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AA-*	2,500,000	2,680,575
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa2/AA-*	7,545,000	7,990,532
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA-*	5,025,000	5,425,292
Jefferson County KY Health Facilities – Alliant Health	5.125	10/01/2017	Baa2/BBB*/A-@	1,410,000	1,410,324
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aa2/AA-*	3,000,000	3,209,460
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa3/A+*/AA-@	2,000,000	2,194,400
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/A+*/AA-@	5,600,000	6,059,984
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/A+*/AA-@	5,880,000	6,337,464
KY Asset Liability Commission	5.000	05/01/2025	Aa3/A+*/AA-@	1,000,000	1,070,700
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	Aa2/AA*/AA-@	1,765,000	2,154,588
Ky Asset Liability Commission University of KY	5.000	10/01/2024	Aa2/AA-*	5,445,000	6,060,775
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2026	Aa2/AA-*	6,090,000	6,687,368
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2023	Aa2/AA-*	8,075,000	8,890,575
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2024	Aa2/AA-*	7,405,000	8,105,513
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2025	Aa2/AA-*	3,700,000	4,048,688
KY Economic Development Finance Authority – Christian Care	5.375	11/20/2035	AA+*	1,905,000	2,006,327
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,027,130
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,609,092
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	971,110
KY Housing Corporation	5.750	07/01/2039	Aaa/AAA*	755,000	794,554
Ky State Property & Building #93	5.250	02/01/2025	Aa3/AA-*/AA-@	7,250,000	8,241,510
KY State Property & Building #93	4.875	02/01/2028	Aa3/AA-*/AA-@	500,000	540,190
KY State Property & Building #93	5.250	02/01/2028	Aa3/AA-*/AA-@	10,000,000	11,164,700
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA-*/AA-@	500,000	544,270
KY State Property & Building #93	5.250	02/01/2029	Aa3/AA-*/AA-@	19,465,000	21,556,514
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/AA-@	1,400,000	1,729,336
KY State Property & Building #87	5.000	03/01/2019	Aa3/A+*/AA-@	3,000,000	3,425,670
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/AA-@	5,000,000	5,903,600
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/AA-@	17,750,000	21,232,905
KY State Property & Building #83	5.250	10/01/2020	Aa3/A+*/AA-@	24,220,000	29,542,103
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/AA-@	10,000,000	12,052,300
KY State Property & Building #84	5.000	08/01/2021	Aa3/A+*/AA-@	310,000	370,174
KY State Property & Building #84	5.000	08/01/2022	Aa3/A+*/AA-@	17,500,000	20,881,875
KY State Property & Building #87	5.000	03/01/2022	Aa3/A+*/AA-@	1,665,000	1,845,936
KY State Property & Building #87	5.000	03/01/2023	Aa3/A+*/AA-@	5,175,000	5,682,202
KY State Property & Building #87	5.000	03/01/2025	Aa3/A+*/AA-@	14,835,000	16,083,217
KY State Property & Building #87	5.000	03/01/2026	Aa3/A+*/AA-@	8,230,000	8,860,253
KY State Property & Building #87	5.000	03/01/2027	Aa3/A+*/AA-@	10,290,000	11,024,912
KY State Property & Building #88	4.750	11/01/2027	Aa3/A+*/AA-@	5,800,000	6,182,974
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA-*/AA-@	5,000,000	5,546,150
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA-*/AA-@	13,390,000	14,735,561
KY State Property & Building #89	5.000	11/01/2027	Aa3/AA-*/AA-@	4,900,000	5,377,162
KY State Property & Building #80	5.250	05/01/2018	Aa3/A+*/AA-@	2,940,000	3,540,965
KY State Property & Building #80	5.250	05/01/2020	Aa3/A+*/AA-@	1,000,000	1,207,490
KY State Property & Building #81	5.000	11/01/2018	A1/A+*/AA-@	1,720,000	1,823,183
KY State Property & Building #81	5.000	11/01/2019	A1/A+*/AA-@	2,385,000	2,518,799
KY State Property & Building #81	5.000	11/01/2020	A1/A+*/AA-@	3,560,000	3,763,169
KY State Property & Building #81	5.000	11/01/2022	A1/A+*/AA-@	3,930,000	4,130,784
KY State Turnpike Economic Development	5.000	07/01/2022	Aa2/AA+*/AA-@	1,625,000	1,803,766
KY State Turnpike Economic Development	5.000	07/01/2023	Aa2/AA+*/AA-@	4,325,000	4,765,977
KY State Turnpike Economic Development	5.000	07/01/2024	Aa2/AA+*/AA-@	3,770,000	4,125,586

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Turnpike Economic Development	5.000%	07/01/2025	Aa2/AA+*/AA-@	$2,000,000	$2,181,380
KY State Turnpike Economic Development	5.000	07/01/2026	Aa2/AA+*/AA-@	4,720,000	5,243,448
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	3,315,879
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,067,850
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,270,000	3,572,312
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	3,230,000	3,544,537
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2032	Aa3/AA*/AA-@	4,590,000	4,870,265
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	2,000,000	2,096,200
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	1,230,000	1,244,034
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2038	Aa3/AA*/AA-@	12,500,000	13,355,250
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*	7,000,000	7,865,900
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aa3/AA*/AA-@	2,855,000	3,131,335
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*/AA-@	2,990,000	3,287,086
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*/AA-@	3,135,000	3,409,532
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,285,000	3,555,027
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	14,000,000	15,093,540
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*	5,185,000	5,850,806
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aa3/AA-*	2,340,000	2,424,497
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aa3/AA-*	2,250,000	2,325,983
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aa3/AA-*	1,490,000	1,539,915
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	NR	2,030,000	2,128,577
Northern KY Water District	4.750	02/01/2019	Aa3	1,000,000	1,000,870
Northern KY Water District	5.000	02/01/2020	Aa3	3,080,000	3,082,926
Northern KY Water District	5.000	02/01/2021	Aa3	2,635,000	2,637,372
Northern KY Water District	4.125	02/01/2021	Aa3	1,380,000	1,409,422
Northern KY Water District	4.500	02/01/2022	Aa3	1,385,000	1,442,616
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,834,479
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,148,006
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,130,600
Owensboro Water Revenue	5.000	09/15/2025	Aa3	545,000	605,511
Pike County KY Mortgage Revenue – Phelps Regional Health	5.350	09/20/2012	NR	5,000	5,001
Taylor County Detention Facility	4.750	09/01/2027	Aa3	2,110,000	2,213,538

					507,428,762
LEASE REVENUE BONDS
10.62% of Net Assets
Bracken County Public Property	5.000	08/01/2029	Aa3	840,000	942,413
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	A1	415,000	416,394
Fayette County School District Finance Corporation	5.000	06/01/2031	Aa2/AA*	3,705,000	4,174,646
Franklin County Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	2,889,739
Hardin County School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	494,411
Hardin County School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	512,596
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,559,526
KY Area Development Districts Financing Lease – Ewing	4.700	06/01/2024	NR	2,625,000	2,671,226
KY Asset Liability Project	5.000	09/01/2021	Aa2/AA*/AA-@	1,570,000	1,880,797
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	Aa2/AA*/AA-@	3,500,000	4,154,710
KY Association of Counties	5.000	02/01/2030	A+*	625,000	681,856
KY Association of Counties	5.000	02/01/2032	A+*	1,000,000	1,075,370
KY Association of Counties	5.000	02/01/2035	A+*	995,000	1,057,635
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,859,900
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,271,400
KY State Property & Building #100	5.000	08/01/2027	Aa3/A+*/AA-@	710,000	789,378
KY State Property & Building #100	5.000	08/01/2028	Aa3/A+*/AA-@	4,000,000	4,443,840
KY State Property & Building #100	5.000	08/01/2029	Aa3/A+*/AA-@	2,500,000	2,760,700
KY State Property & Building #100	5.000	08/01/2030	Aa3/A+*/AA-@	7,980,000	8,779,037
KY State Property & Building #100	5.000	08/01/2031	Aa3/A+*/AA-@	5,100,000	5,585,316
KY State Property & Building #88	5.000	11/01/2024	Aa3/A+*/AA-@	1,355,000	1,491,923
KY State Property & Building #90	5.375	11/01/2023	Aa3/A+*/AA-@	1,200,000	1,383,864
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*/AA-@	24,805,000	27,963,917
KY State Property & Building #96	5.000	11/01/2029	Aa3/A+*/AA-@	5,000,000	5,471,350
KY State Property & Building #98	5.000	08/01/2021	Aa3/A+*/AA-@	2,505,000	2,961,110
KY State Property & Building #91	5.750	04/01/2029	A1/A+*/A+@	210,000	236,471
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A+*/AA-@	5,000,000	5,392,300
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B	3,000,000	3,352,530
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	547,130
Warren County Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,588,763

					103,390,248
PREREFUNDED BONDS
10.03% of Net Assets
Ballard County KY School District Finance Corporation	5.000	06/01/2020	Aa3	1,240,000	1,361,942
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aa3	3,085,000	3,393,654

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Boone County KY Public Property Corporation – AOC Judicial	5.000%	09/01/2019	Aa3	$1,000,000	$1,030,100
Boone County KY Public Property Corporation – Judicial Facility	5.125	09/01/2022	Aa3	1,750,000	1,803,603
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aa3	4,070,000	4,452,254
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa3	4,265,000	4,665,569
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,299,133
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aa3	2,440,000	2,667,920
Davies County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,266,989
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aa2/AA*	4,100,000	4,260,679
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,452,836
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa3	4,465,000	4,903,061
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa3	4,665,000	5,122,683
KY State Property & Building #73	5.000	11/01/2021	Aa2/AA-*/AA-@	1,000,000	1,028,210
KY State Property & Building #73	5.000	11/01/2019	Aa2/AA-*/AA-@	1,360,000	1,398,366
KY State Property & Building #73	5.000	11/01/2020	Aa2/AA-*/AA-@	3,255,000	3,346,824
KY State Property & Building #85	5.000	08/01/2020	Aa2/AA-*	5,760,000	6,585,523
KY State Property & Building #85	5.000	08/01/2022	Aa2/AA-*	8,200,000	9,375,224
KY State Property & Building #85	5.000	08/01/2024	Aa2/AA-*	8,300,000	9,489,556
KY State Property & Building #85	5.000	08/01/2025	Aa2/AA-*	2,500,000	2,858,300
Knox County General Obligation	5.625	06/01/2036	NR	2,490,000	2,932,448
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,755,000	1,927,990
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa3	1,930,000	2,120,240
Louisville KY General Obligation – Series A	5.000	10/01/2020	Aa1/AA+*	4,165,000	4,260,503
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,400,000	1,535,114
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,232,212
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aa3	1,130,000	1,178,070
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aa3	2,505,000	2,610,010
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa3	1,815,000	1,990,656
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aa3	1,000,000	1,100,190

					97,649,859
TURNPIKES AND TOLL ROAD BONDS
7.01% of Net Assets
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2020	Aa2/AA+*/AA-@	1,000,000	1,179,340
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/AA-@	3,225,000	3,646,991
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/AA-@	9,530,000	10,666,548
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA+*/AA-@	2,460,000	2,723,687
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA+*/AA-@	4,440,000	5,051,921
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA+*/AA-@	3,080,000	3,485,112
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/AA-@	10,035,000	11,250,540
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA+*/AA-@	3,775,000	4,420,827
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/AA-@	5,165,000	5,913,150
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA+*/AA-@	1,845,000	2,113,835
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2/AA+*/AA-@	4,350,000	4,947,995
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA+*/AA-@	2,500,000	2,869,350
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2/AA+*/AA-@	8,755,000	9,934,211

					68,203,507
MUNICIPAL UTILITY REVENUE BONDS
5.33% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA-*	1,045,000	1,055,638
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	525,000	568,775
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2021	Aa3/AA*	2,865,000	3,398,692
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,500,000	2,905,000
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2034	Aa3/AA*/AA-@	23,380,000	25,881,426
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,237,440
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,885,247
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,944,874

					51,877,092
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.81% of Net Assets
KY Development Finance Authority – Kings Daughters	5.000	02/01/2030	A1/A+*/A+@	4,000,000	4,178,920
KY Development Finance Authority – Baptist Heathcare	5.375	08/15/2024	A1/AA-@	1,205,000	1,360,192
KY Development Finance Authority – Baptist Healthcare	5.625	08/15/2027	A1/AA-@	4,855,000	5,454,447
KY Development Finance Authority – Catholic Health	5.000	05/01/2029	Aa2/AA*/AA@	2,500,000	2,568,625
KY Development Finance Authority – Catholic Health	5.000	05/01/2029	Aa2/AA*/AA@	2,410,000	2,606,752
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	Aa2/AA*/AA@	1,000,000	1,100,380
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	Aa2/AA*/AA@	2,750,000	3,009,050
KY Development Finance Authority – St. Elizabeth	5.125	05/01/2029	AA-*/AA-@	2,750,000	2,977,948
KY Development Finance Authority – St. Elizabeth	5.375	05/01/2034	AA-*/AA-@	2,560,000	2,770,304
KY Development Finance Authority – Catholic Health	5.125	10/01/2021	A1/AA-*/AA-@	1,000,000	1,010,570
Louisville & Jefferson Metropolitan Health – St Mary’s	6.125	02/01/2037	Baa1/A-*	1,300,000	1,383,954
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	575,000	590,128

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson Co Health System – Norton	5.000%	10/01/2030	A-*/A-@	$2,000,000	$2,071,660
Louisville & Jefferson County Metropolitan Health – Norton	5.250	10/01/2036	A-*/A-@	3,460,000	3,550,514
Pike County KY Mortgage Revenue – Phelps Regional Health	5.650	09/20/2027	NR	2,435,000	2,437,118

					37,070,562
ESCROWED TO MATURITY BONDS
3.72% of Net Assets
Danville KY Multi-City Lease Revenue – Hopkinsville	6.875	06/01/2012	A2	335,000	339,208
Jefferson County KY Health Facilities – Alliant Health	5.125	10/01/2017	BBB*	3,980,000	4,247,058
Jefferson County KY Health Facilities – Alliant Health	5.125	10/01/2018	BBB*	29,605,000	31,576,989

					36,163,255
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.70% of Net Assets
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	7,380,000	7,465,387
KY Housing Corporation	4.950	01/01/2033	Aaa/AAA*	5,065,000	5,109,927
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,286,429
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,535,000	1,604,121
KY Housing Corporation	4.750	07/01/2035	Aaa/AAA*	4,140,000	4,258,694
KY Housing Corporation	5.375	07/01/2033	Aaa/AAA*	4,175,000	4,345,173
KY Housing Corporation	5.450	07/01/2038	Aaa/AAA*	3,250,000	3,386,305
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,070,980
KY Housing Corporation	4.850	07/01/2029	Aaa/AAA*	3,200,000	3,328,608
KY Housing Corporation	5.150	07/01/2039	Aaa/AAA*	2,505,000	2,618,026
KY Housing Corporation	4.625	07/01/2033	Aaa/AAA*	550,000	567,133

					36,040,783
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.46% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,230,931
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	2,405,000	2,478,665
Louisville & Jefferson County – Papa Johns Stadium	4.750	03/01/2028	Aa2/AA-*	3,250,000	3,492,385
University of Louisville General Receipts	5.000	09/01/2029	Aa2/AA-*	2,280,000	2,585,611
University of Louisville	5.000	09/01/2030	Aa2/AA-*	440,000	496,698
University of Louisville	5.000	09/01/2031	Aa2/AA-*	2,580,000	2,894,786

					14,179,076
PUBLIC FACILITIES REVENUE BONDS
.73% of Net Assets
Louisville & Jefferson County KY Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	731,981
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2/AA*	2,750,000	3,139,043
Wolfe County Public Property	5.000	04/01/2030	Aa3	2,855,000	3,226,036

					7,097,060
GENERAL OBLIGATION BONDS
.13% of Net Assets
KY Bond Corporation Finance Program	5.500	02/01/2031	A+*	1,115,000	1,218,427

					1,218,427

Total Investments (cost $900,793,465)(See (a) below for further explanation) 98.67% of Net Assets					$960,318,631

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$60,508,324
Unrealized depreciation	(983,158)

Net unrealized appreciation	$59,525,166

Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	960,318,631
Level 3	Significant Unobservable Inputs	—

$960,318,631

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
73.98% of Net Assets
Boone County School District Finance Corporation	4.000%	08/01/2018	Aa3	$145,000	$157,096
Bourbon County Public Project	3.800	02/01/2019	Aa3	260,000	283,470
Bowling Green General Obligation – Series A	4.000	06/01/2016	Aa2	375,000	398,411
Boyle County Centre College	5.000	06/01/2018	Aa3/AA-*	200,000	232,094
Boyle County College – Center College	5.000	06/01/2020	Aa3/AA-*	150,000	169,863
Breathitt County School District Finance Corporation	3.875	07/01/2017	Aa3	280,000	302,235
Bullitt County KY School District Finance Corporation	4.000	10/01/2014	Aa3	150,000	161,909
Campbell County School District Finance Corporation	4.375	08/01/2019	Aa3	875,000	959,350
Christian County School District Finance Corporation	4.000	08/01/2019	Aa3	720,000	764,791
Clay County School District Finance Corporation	3.750	06/01/2017	Aa3	210,000	223,761
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	332,781
Fayette County KY School District Finance Corporation	4.000	06/01/2019	Aa2/AA*	140,000	150,627
Hardin County School District Finance Corporation	4.000	02/01/2019	Aa3	1,475,000	1,553,396
Jefferson County School District Finance Corporation	5.250	01/01/2017	Aa2/AA-*	200,000	236,088
Jefferson County School District School Building Revenue	4.250	07/01/2017	Aa2/AA-*	175,000	196,443
Jessamine County KY School District	4.100	01/01/2018	Aa3	100,000	106,648
KY Asset Liability Commission	5.000	05/01/2016	Aa3/A+*/AA-@	1,000,000	1,115,740
KY Asset Liability Project Notes	5.000	09/01/2016	Aa2/AA*/AA-@	2,000,000	2,228,360
KY Asset Liability Project Notes	5.000	09/01/2015	Aa2/AA*/AA-@	275,000	312,980
KY Asset Liability Project Notes	4.500	09/01/2016	Aa2/AA*/AA-@	175,000	200,678
KY Asset Liability Project Notes	5.000	09/01/2017	Aa2/AA*/AA-@	1,500,000	1,783,440
KY Asset Liability Projects – Federal Highway	4.200	09/01/2018	Aa2/AA*/AA-@	1,500,000	1,687,545
KY Asset Liability	4.300	09/01/2019	Aa2/AA*/AA-@	1,400,000	1,563,814
KY Asset Liability Commission University of Kentucky Project	5.000	10/01/2019	Aa2/AA-*	320,000	370,147
KY Asset Liability University of Kentucky	4.000	10/01/2019	Aa2/AA-*	100,000	109,520
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa2/AA-*	1,250,000	1,422,613
KY Asset Liability Project Notes	4.400	10/01/2019	Aa2/AA-*	1,750,000	1,926,313
KY Asset Liability University of Kentucky Project Notes	4.450	10/01/2020	Aa2/AA-*	500,000	548,710
KY Economic Development Finance Authority – Norton Health	6.000	10/01/2018	Baa2/BBB*	560,000	592,071
KY Rural Water Finance Corporation	3.625	02/01/2016	Baa2/AA-*	350,000	361,155
KY Rural Water Finance Corporation	4.000	02/01/2014	Baa1/AA-*	300,000	310,806
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/AA-@	1,000,000	1,205,230
KY State Property & Building #93	5.250	02/01/2021	Aa3/AA-*/AA-@	200,000	234,082
Ky State Property & Building #87	5.000	03/01/2017	Aa3/A+*/AA-@	850,000	993,200
KY State Property & Building #87	5.000	03/01/2020	Aa3/A+*/AA-@	4,500,000	5,079,870
KY State Property & Building #82	5.250	10/01/2015	Aa3/AA-*/AA-@	2,525,000	2,894,408
KY State Property & Building #82	5.250	10/01/2017	Aa3/AA-*/AA-@	1,260,000	1,504,251
Ky State Property & Building #85	5.000	08/01/2016	Aa3/AA-*/AA-@	835,000	941,955
KY State Property & Building #88	5.000	11/01/2014	Aa3/A+*/AA-@	1,000,000	1,108,910
KY State Property & Building #88	5.000	11/01/2015	Aa3/A+*/AA-@	955,000	1,090,677
KY State Property & Building #76	5.500	08/01/2017	Aa3/A+*/AA-@	190,000	229,153
KY State Property & Building #76	5.500	08/01/2018	Aa3/A+*/AA-@	1,415,000	1,728,083
KY State Property & Building #83	5.000	10/01/2016	Aa3/A+*/AA-@	775,000	904,448
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/AA-@	100,000	118,072
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/AA-@	1,750,000	2,116,783
KY State Property & Building #89	5.000	11/01/2014	Aa3/AA-*/AA-@	2,000,000	2,217,820
KY State Property & Building #89	5.000	11/01/2015	Aa3/AA-*/AA-@	2,230,000	2,543,427
KY State Turnpike Authority Economic Development	5.000	07/01/2019	AA2/AA+*/AA-@	2,250,000	2,530,350
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aa2/AA+*/AA-@	2,570,000	2,980,608
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,685,900
Lexington-Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2/AA*	180,000	201,226
Louisville & Jefferson Metropolitan Sewer	5.000	05/15/2018	Aa3/AA*/AA-@	1,220,000	1,402,829
Louisville & Jefferson Metropolitan Sewer	5.000	05/15/2016	Aa3/AA*/AA-@	500,000	561,540
Louisville & Jefferson Metropolitan Sewer	5.000	05/15/2016	Aa3/AA*	100,000	115,948
Madison County KY School District Finance Corporation	3.600	02/01/2017	Aa3	300,000	318,197
Oldham County School Building Corporation	4.375	06/01/2018	Aa3	2,570,000	2,900,631
Paducah Electric Plant	3.000	10/01/2014	Aa3/A-@	750,000	792,908
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	848,616
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,457,121
Warren Co School District Finance Corporation	4.000	04/01/2018	Aa3	725,000	813,167
Western KY University	3.000	09/01/2014	Aa3/AA-*	1,000,000	1,048,420
Western Ky University	4.000	09/01/2017	Aa3/AA-*	2,145,000	2,404,073

					65,734,758
LEASE REVENUE BONDS
13.34% of Net Assets
Bullitt County KY School District Finance Corporation	4.100	10/01/2018	Aa3	165,000	175,123
Daviess County School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	111,977
Gallatin County School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	193,741
Grant County School District Finance Corporation	3.750	06/01/2017	Aa3	190,000	208,113
Hazard KY Independent School District Finance Corporation	3.850	09/01/2017	Aa3	200,000	216,512
KY Association of Counties	4.250	02/01/2017	A+*	500,000	551,845

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Association of Counties	4.000%	02/01/2018	A+*	$115,000	$126,341
KY Association of Counties	4.250	02/01/2019	A+*	255,000	285,939
KY Asset Liability Comission Revenue University of Kentucky	4.125	10/01/2019	Aa2/AA-*	150,000	166,035
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,257,545
KY State Property & Building #94	5.000	05/01/2014	Aa2/A+*/AA-@	1,000,000	1,086,920
KY State Property & Building #94	5.000	05/01/2015	Aa2/A+*/AA-@	1,245,000	1,396,765
KY State Property & Building #94	5.000	05/01/2017	Aa2/A+*/AA-@	500,000	584,580
KY State Property & Building #93	5.250	02/01/2018	Aa3/A+*/AA-@	510,000	610,168
KY State Property & Building #87	5.000	03/01/2018	Aa3/A+*/AA-@	100,000	115,765
KY State Property & Building	5.000	11/01/2015	Aa3/A+*/AA-@	250,000	285,138
KY State Property & Building #90	5.000	11/01/2018	Aa3/A+*/AA-@	250,000	299,988
KY State Property & Building #90	5.000	11/01/2020	Aa3/A+*/AA-@	220,000	254,793
KY State Property & Building	5.000	11/01/2014	Aa3/A+*/AA-@	750,000	831,683
KY State Property & Building #100	5.000	08/01/2017	Aa3/A+*/AA-@	500,000	590,250
KY State Property & Building #100	5.000	08/01/2017	Aa3/A+*/AA-@	200,000	236,100
KY State Property & Building #101	5.000	10/01/2019	Aa3/A+*/AA-@	1,050,000	1,261,964
Pendleton County School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	490,410
Pulaski County KY Public Property	3.750	12/01/2014	Aa3	480,000	518,510

					11,856,205
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.62% of Net Assets
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,567,545
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	758,678

					2,326,223
MUNICIPAL UTILITY REVENUE BONDS
2.54% of Net Assets
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	1,000,000	1,129,350
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	1,000,000	1,129,350

					2,258,700
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.17% of Net Assets
KY State Asset/Liability Commission General Receipts	4.000	10/01/2018	Aa2/AA-*	105,000	116,353
KY Development Finance Authority – Kings Daughters	5.000	02/01/2016	A1/A+*/A+@	1,000,000	1,110,220
KY Development Finance Authority – St. Elizabeth	5.000	05/01/2015	AA-*/AA-@	400,000	440,152
KY Economic Development Finance Authority – Catholic Health	4.000	05/01/2015	Aa2/AA*/AA@	250,000	264,055

					1,930,780
PREREFUNDED BONDS
1.40% of Net Assets
Kenton County KY School District Finance Corporation	5.000	06/01/2016	Aa3	250,000	274,468
KY Development Finance Authority – Norton Health	5.850	10/01/2015	BBB*	885,000	968,676

					1,243,144
TURNPIKES AND TOLL ROAD BONDS
1.11% of Net Assets
KY Turnpike Authority Economic Development Road Revenue	4.125	07/01/2019	Aa2/AA+*/AA-@	105,000	118,974
KY Turnpike Economic Development	5.000	07/01/2016	Aa2/AA+*/AA-@	750,000	870,848

					989,822
CERTIFICATES OF PARTICIPATION BONDS
.87% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa3	770,000	770,616

					770,616
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.56% of Net Assets
Louisville & Jefferson Mortgage Revenue Papa Johns	4.000	03/01/2020	Aa2/AA-*	300,000	332,270
Northern Ky University General Receipts	4.000	09/01/2018	Aa3/A+*	150,000	168,371

					500,641

Total Investments (cost $82,749,437)(See (a) below for further explanation) 98.59% of Net Assets					$87,610,889

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,907,139
Unrealized depreciation	(45,688)

Net unrealized appreciation	$4,861,451

DUPREE MUTUAL FUNDS – KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100% of Net Assets
March 31, 2012

Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	87,610,889
Level 3	Significant Unobservable Inputs	—

$87,610,889

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
67.24% of Net Assets
Hinds County MS Revenue Refunding – MS Methodist Hospital	5.600%	05/01/2012	NR	$5,000	$5,014
Jackson MS Municipal Airport Authority	5.000	10/01/2031	A3/A-@	170,000	177,084
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	141,994
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	Aa3/AA-*	120,000	131,341
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	NR	20,000	20,097
MS Development Bank Special Obligation Canton – Series A	5.750	10/01/2031	Aa3	370,000	420,768
MS Development Bank Special Obligation Meridian Water and Sewer	5.125	07/01/2026	A*	50,000	51,028
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	350,193
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	125,000	137,281
MS Development Bank Special Obligation Highway – Desoto	4.750	01/01/2035	Aa3/AA-*	125,000	132,670
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2025	Aa3/AA-*	100,000	105,808
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2029	Aa3/AA-*	60,000	62,650
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2034	Aa3/AA-*	335,000	345,211
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	A*	50,000	50,065
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	Aa3/AA-*	55,000	59,262
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	Aa3/AA-*	125,000	135,843
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	A1	100,000	100,614
MD Development Bank Special Obligation Jackson Public	5.375	04/01/2028	Aa2	70,000	78,012
MS Development Bank Special Obligation Hinds Community	5.000	10/01/2026	Aa2	85,000	95,253
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	111,900
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	67,241
MS Development Bank Special Obligation Hinds Community	5.000	04/01/2036	Aa3/AA-*	100,000	108,283
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	30,000	31,262
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	30,000	30,381
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	47,988
MS Home Corporation Single Family Mortgage – Series E-1	5.050	12/01/2028	Aaa	35,000	37,220
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	Aa3/AA-*	80,000	88,044
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	Aa3/AA-*	150,000	160,034
MS Development Bank Special Obligation Covington Hospital	5.000	07/01/2027	A*	150,000	153,212
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	Aa3/AA-*	295,000	332,055
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	175,000	193,359
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3/AA-*	125,000	134,828
MS Development Bank Special Obligation Jones County College	5.100	03/01/2028	AA+*	55,000	61,838
MS Development Bank Special Obligation Jones County Junior	5.000	03/01/2033	AA+*	150,000	164,586
MS Development Bank Special Obligation Jones County Junior	5.125	03/01/2039	AA+*	45,000	48,939
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aa2/A+*/AA@	225,000	247,743
MS State University Educational Building Corporation	5.000	08/01/2028	Aa2/A+*/AA@	30,000	32,176
University Southern MS Education Building – Series A	5.000	03/01/2022	Aa2	100,000	109,747
University Southern MS Educational Building Corporation	5.000	03/01/2032	Aa2	50,000	52,968

					4,813,992
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.40% of Net Assets
Alcorn State University Educational Building MS Revenue	5.125	09/01/2034	Aa2	95,000	103,005
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA-*	175,000	188,743
MS State Capital Improvements Projects – Series A	5.000	10/01/2036	Aa2/AA*/AA+@	180,000	200,435
MS State University Educational Building Corporate Revenue	5.250	08/01/2033	Aa2/AA@	50,000	54,301
MS State University Educational Building Corporation	5.000	08/01/2036	Aa2/AA@	175,000	190,505
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2/A+*	100,000	111,502
University Southern MS Education Building Athletics	5.000	03/01/2034	Aa2	105,000	110,939

					959,430
PREREFUNDED BONDS
6.65% of Net Assets
MS Development Bank Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aa3/AA-*	10,000	10,332
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2032	Aa3/A+*	150,000	153,034
Olive Branch MS Public Improvement	4.125	06/01/2022	Aa2	100,000	104,522
Pearl River County MS Certificate of Participation	4.500	04/01/2021	Baa2	200,000	208,466

					476,354
PUBLIC FACILITIES REVENUE BONDS
4.52% of Net Assets
MS Development Bank Special Obligations Department of Corrections	5.250	08/01/2027	AA-*/AA@	50,000	55,817
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	240,000	267,919

					323,736
GENERAL OBLIGATION BONDS
3.50% of Net Assets
MS State General Obligation	5.100	11/15/2012	Aa2/AA*/AA+@	10,000	10,291
MS State Capital Improvement Projects – Series A	5.000	10/01/2029	Aa2/AA*/AA+@	145,000	167,655
MS State Refunding – Series A	5.250	11/01/2019	Aa2/AA*/AA+@	50,000	62,340
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,087

					250,373

DUPREE MUTUAL FUNDS – MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
LEASE REVENUE BONDS
3.33% of Net Assets
MS Development Bank Special Obligation Desoto County	5.250%	07/01/2031	A*	$225,000	$238,322
					238,322
ESCROWED TO MATURITY BONDS
.45% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	AA+*	25,000	27,318

MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	NR	5,000	5,075

					32,393

Total Investments (cost $6,713,729) (See (a) below for further explanation) 99.09% of Net Assets					$7,094,600

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$388,064
Unrealized depreciation	(7,193)

Net unrealized appreciation	$380,871

Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	7,094,600
Level 3	Significant Unobservable Inputs	—

$7,094,600

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
47.03% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa2/AA*	$1,000,000	$1,072,900
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	1,000,000	1,077,640
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AA*/AA@	1,000,000	1,107,080
Charlotte NC Airport Revenue	5.250	07/01/2023	Aa3/A+*/A+@	1,000,000	1,058,480
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2025	Aa3/A+*/A+@	1,000,000	1,085,330
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aa3/A+*	1,000,000	1,100,030
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aa3/A+*	1,690,000	1,829,746
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/A+*	750,000	803,160
Harnett County NC Certificates of Participation	5.000	06/01/2027	Aa3/AA-*	300,000	328,497
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA-*/AA-@	1,000,000	1,071,320
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA-*	1,000,000	1,083,910
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	Aa3/AA-*	500,000	546,720
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AA-*	550,000	600,215
Montgomery County NC Certificates of Participation – Series A	5.000	02/01/2030	A-*	1,680,000	1,775,054
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AA-*	1,640,000	1,858,235
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aa3/AA-*	2,500,000	2,581,350
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Baa1/A-@	45,000	45,092
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/BBB*/A-@	1,000,000	1,274,330
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	A-*/A-@	1,000,000	1,118,290
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,216,910
NC Eastern Municipal Power Agency – Series B	6.000	01/01/2022	Aa3/AA-*/AA-@	915,000	1,158,857
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*/AA+@	1,000,000	1,106,930
NC Medical Care Community Hospital Revenue – Stanly Hospital	5.375	10/01/2014	A-*/BBB+@	20,000	20,048
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,066,610
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA-*	1,325,000	1,411,085
Sampson County NC Certificates of Participation	5.000	06/01/2022	Aa3/AA-*	1,250,000	1,389,075
Sampson County NC Certificates of Participation	5.000	06/01/2026	Aa3/AA-*	1,000,000	1,086,570
University NC System Pool Revenue – Series A	5.000	10/01/2033	Aa3/A+*	430,000	455,000
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	A-*	1,000,000	1,062,200
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A-*	580,000	616,459
University of NC System Pool Revenue – Series A	5.000	10/01/2026	Aa3	1,000,000	1,111,730
University of NC System Pool Revenue – Series A	5.000	10/01/2033	Aa3	1,000,000	1,083,530
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa2/AA*/AA@	1,500,000	1,558,185
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aa2/AA*	500,000	539,575
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	Aa3/AA-*	780,000	866,276
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	Aa3/AA-*	750,000	817,290
Wilson County Certificates of Participation Public Facility	5.000	05/01/2029	Aa3/AA-*	1,355,000	1,452,817

					39,436,526
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
13.73% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	819,450
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1/AA+*	340,000	385,692
Charlotte NC Certificates of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,068,600
Charlotte NC Certificiates of Participation Transit Project	5.000	06/01/2035	Aa2/AA+*/AA+@	500,000	516,220
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,591,130
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	843,905
Charlotte NC Certificates of Participation Convention Facility	5.000	06/01/2034	Aa2/AA+*/AA@	900,000	965,421
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,007
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	577,836
Mecklenburg County NC Certificates of Participation – Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,095,080
Mecklenburg County NC Certificates of Participation – Series A	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	455,180
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	2,001,019
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	200,000	217,380
Wilmington NC Certificates of Participation – Series A	5.000	06/01/2038	Aa2/AA*/AA@	250,000	266,208
Winston Salem NC Certificates of Participation – Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	707,252

					11,515,380
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.45% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Health Care	5.000	01/15/2031	Aa3/AA-*	450,000	471,618
Charlotte Mecklenburg NC Hospital Authority Health Care	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,172,023
Charlotte-Mecklenburg Hospital	5.250	01/15/2039	Aa3/AA-*	750,000	810,323
NC Medical Care Community Hospital Revenue Baptist Hospital	5.000	06/01/2034	Aa3/AA-*	1,100,000	1,168,860
NC State Medical Care Commission Hospital Revenue Baptist	5.250	06/01/2029	Aa3/AA-*	645,000	706,797
NC Medical Care Community Hospital Revenue Baptist Hospital	4.750	06/01/2030	Aa3/AA-*	355,000	370,861
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,670,000	1,782,758
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A1/A+*/A+@	500,000	533,730
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1/A+*/AA-@	45,000	45,057
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1/A+*/AA-@	25,000	25,044

					7,087,071

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.00% of Net Assets
NC Capital Facilities Finance Agency Wake Forest University	5.000%	01/01/2031	Aa3/AA*	$500,000	$554,885
NC Capital Facilities Finance Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,357,913
NC Capital Facilities Finance Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	557,055
Pitt County NC Limited Obligation – Series A	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	114,683
University NC Chapel Hill Revenue General Refunding	5.000	12/01/2034	Aaa/AA+*/AAA@	1,000,000	1,114,990
University of NC at Charlotte – Series A	5.000	04/01/2031	Aa3/AA-*	750,000	851,708
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	1,950,000	2,159,157

					6,710,391
PUBLIC FACILITIES REVENUE BONDS
6.46% of Net Assets
Moore County NC	5.000	06/01/2031	Aa3/AA-*	2,750,000	3,055,195
Raleigh Durham NC Airport	5.000	05/01/2029	Aa3/AA-@	235,000	262,613
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3/AA-@	1,480,000	1,613,362
Raleigh Durham NC Airport	5.000	05/01/2032	Aa3/AA-@	440,000	485,140

					5,416,310
LEASE REVENUE BONDS
5.52% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	803,235
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3/AA*	570,000	638,007
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2/AA*	1,385,000	1,567,806
Orange County NC Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa2/AA*/AA+@	250,000	274,498
University NC University Revenues Chapel Hill	5.000	12/01/2031	Aaa/AA+*/AAA@	1,215,000	1,345,442

					4,628,988
MUNICIPAL UTILITY REVENUE BONDS
4.31% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.750	01/01/2030	A2/A*/A@	290,000	309,279
NC Municipal Power Agency Number 1 Catawba Electic Revenue	5.000	01/01/2030	A2/A*/A@	2,545,000	2,753,588
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	500,000	553,870

					3,616,737
GENERAL OBLIGATION BONDS
2.73% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa2/AA*/AA+@	225,000	253,233
Iredell County NC Community College	5.000	04/01/2027	Aa2/AA*/AA+@	325,000	364,445
Wake County NC Limited Obligation Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,673,715

					2,291,393
PREREFUNDED BONDS
1.71% of Net Assets
NC Eastern Municipal Power Agency Power System – Series A	6.000	01/01/2026	Aaa/A-*/A-@	275,000	369,991
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	1,066,897

					1,436,888
STATE AND LOCAL MORTGAGE REVENUE BONDS
.01% of Net Assets
NC Housing Finance Agency Single Family Revenue – Series II	6.200	03/01/2016	Aa2/AA*	10,000	10,013

					10,013

Total Investments (cost $78,010,124) (See (a) below for further explanation) 97.95% of Net Assets					$82,149,697

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,251,704
Unrealized depreciation	(115,219)

Net unrealized appreciation	$4,136,485

Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	82,149,697
Level 3	Significant Unobservable Inputs	—

$82,149,697

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS				`
57.39% of Net Assets
Appalachian State University NC Revenue	5.000%	07/15/2018	Aa3	$75,000	$83,552
Asheville NC Water System Revenue Refunding	5.000	08/01/2017	Aa2/AA*	140,000	158,920
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA*	125,000	139,469
Burke County NC Certificates of Participation	5.000	04/01/2020	A1/A*	180,000	200,747
Burke County NC Certificates of Participation	4.250	04/01/2016	A1/A*	50,000	54,975
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	145,879
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2/AA*/AA@	175,000	200,160
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa2/BBB*	200,000	224,048
Craven County NC Certificates of Participation	4.375	06/01/2016	Aa3/AA-*	115,000	129,254
Dare County NC Certificates of Participation	5.250	06/01/2014	Aa3/AA-*/AA-@	150,000	163,170
Davie County NC Community College	4.000	06/01/2013	Aa3/A+*	250,000	259,230
Edgecombe County NC Schools	4.000	02/01/2015	A1/A+*	235,000	255,074
Harnett County NC Certificates of Participation	5.000	12/01/2015	Aa3/AA-*	125,000	142,968
Harnett County NC Certificates of Participation	5.000	12/01/2021	Aa3/AA-*	200,000	226,834
Harnett County Certificates of Participation	3.500	06/01/2016	Aa3/AA-*	250,000	273,313
Haywood NC Certificates of Participation Refunding	5.000	10/01/2016	A1/A*	635,000	677,652
Henderson County NC Certificates of Participation	5.250	05/01/2020	Aa3/AA-*/AA-@	300,000	333,318
Henderson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA-*/AA-@	50,000	54,236
High Point NC Combined Enterprise System Revenue	5.000	11/01/2018	Aa2/AA+*/AA+@	145,000	159,965
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa3/AA-*	425,000	483,047
Johnston NC Memorial Hospital Authority	4.000	10/01/2012	Aa3/AA-*	200,000	203,060
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	Aa3/AA-*	100,000	107,221
Lee County NC Certificates of Participation	5.000	04/01/2016	Aa3/AA-*	215,000	232,053
Lincoln County NC Certificates of Participation	5.000	06/01/2016	Aa3/AA-*/AA-@	200,000	229,934
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	412,693
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3/AA-*	100,000	111,086
Nash County NC Limited Obligation	3.000	10/01/2015	Aa3/AA-*	400,000	427,324
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AA-*	150,000	181,688
New Hanover County NC Certificates of Participation	5.000	03/01/2017	Aa1/AA*	250,000	261,793
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	Aa3/AA-*	1,100,000	1,195,171
NC Eastern Municipal Power Agency	5.250	01/01/2019	Aa3/AA-*/A-@	550,000	642,428
NC Eastern Municipal Power Agency System Revenue	5.000	01/01/2020	A-*/A-@	250,000	280,445
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/A*/A@	100,000	103,680
NC Infrastructure Certificates of Participation	5.000	06/01/2018	Aa1/AA+*/AA+@	100,000	115,671
NC Infrastructure Finance Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	176,855
NC Infrastructure Finance Corporation Certificate of Participation	5.000	02/01/2020	Aa1/AA+*/AA+@	425,000	486,013
NC Medical Care – Caromont Health	3.250	02/15/2018	Aa3/AA-*	370,000	389,414
NC Medical Care Community Healthcare Facilities	4.000	10/01/2018	Aa3/AA-*/AA-@	240,000	251,179
Onslow County NC Certificates of Participation	5.000	06/01/2018	Aa3/A+*	140,000	158,941
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	Aa3/AA-*/AA@	100,000	108,542
Randolph County NC Certificates of Participation	5.000	06/01/2016	Aa3/AA-*	170,000	187,570
Randolph County NC Certificates of Participation	5.000	02/01/2021	A3	100,000	110,514
Rockingham NC Certificates of Participation	5.250	04/01/2013	Aa3/A+*	125,000	126,265
Rutherford County NC Certificates of Participation	5.000	12/01/2017	Aa3/AA-*	105,000	124,586
Rutherford County NC Certificates of Participation	5.000	12/01/2018	Aa3/AA-*	205,000	240,201
Rutherford NC Certificates of Participation	4.000	12/01/2019	Aa3/AA-*	200,000	221,108
Sampson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA-*	50,000	54,620
Sampson Area Development Corporation NC Refunding	4.000	06/01/2015	AA+*	150,000	164,003
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA-*/AA@	250,000	282,417
University of NC – Series A	4.250	10/01/2021	Aa3	100,000	111,267
University NC Wilmington Certificates of Participation	4.000	06/01/2017	Aa3/AA-*	100,000	112,123
University NC Wilmington Certificates of Participation	5.000	06/01/2014	A-*	40,000	43,243
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A-*	300,000	328,503
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	Aa3/AA-*	230,000	267,649
Wilson NC Certificates of Participation	5.000	05/01/2016	Aa3/AA-*	200,000	229,782
Wilson NC Certificates of Participation	5.000	05/01/2018	Aa3/AA-*	60,000	69,575
Wilson NC Certificates of Participation	5.000	05/01/2022	Aa3/AA-*	100,000	111,262

					13,225,690
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
20.37% of Net Assets
Buncombe County NC Certificates of Participation	5.000	04/01/2018	Aa2/AA*	250,000	278,405
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2/AA*/AA@	420,000	497,057
Cabarrus County NC Certificates of Participation	4.000	01/01/2015	Aa2/AA*/AA@	225,000	244,111
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2/AA*/AA@	150,000	175,043
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2/AA*/AA@	100,000	119,626
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA+*	260,000	289,806
Charlotte NC Certificates of Participation	4.000	06/01/2012	Aa2/AA+*/AA+@	50,000	50,275
Charlotte NC Certificates of Participation Refunding	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	296,903
Charlotte NC Certificates of Participation	4.375	12/01/2014	Aa2/AA+*	50,000	50,551
Charlotte NC Certificates of Participation Transit Projects	4.000	06/01/2016	Aa2/AA+*/AA+@	100,000	109,073

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Cumberland County NC Certificates of Participation	5.000%	12/01/2015	Aa2/AA*	$75,000	$85,986
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2/AA*	350,000	414,869
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1/AA+*	240,000	282,422
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	682,116
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A-*	125,000	143,444
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	276,880
NC Infrastructure Finance Corporation Certificate of Participation	5.000	02/01/2016	Aa1/AA+*/AA+@	200,000	222,610
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1/AA+*/AA+@	120,000	134,051
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	228,115
Wilmington NC Certificates of Participation – Series A	4.200	06/01/2019	Aa2/AA*/AA@	100,000	113,141

					4,694,484
MUNICIPAL UTILITY REVENUE BONDS
8.88% of Net Assets
Moore County NC	5.000	06/01/2017	Aa3/AA-*	685,000	802,320
NC Eastern Municipal Power Agency – Series D	4.000	01/01/2016	Baa1/A-*/A-@	95,000	104,363
NC Eastern Municipal Power Agency	5.375	01/01/2017	Baa1/A-*	200,000	206,080
NC Eastern Municipal Power Agency – Series B	3.250	01/01/2015	Baa1/A-*/A-@	250,000	264,393
NC State Eastern Municipal Power System Revenue	6.500	01/01/2018	Aa3/AA-*	100,000	124,458
NC Eastern Municipal Power Agency – Series A	5.000	01/01/2016	A-*/A-@	50,000	56,971
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	235,180
NC Municipal Power Agency Number 1 Catawba Electric	4.000	01/01/2016	A2/A*/A@	100,000	110,553
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	142,773

					2,047,091
PUBLIC FACILITIES REVENUE BONDS
3.26% of Net Assets
Charlotte NC Airport – Charlotte Douglas International	4.125	07/01/2016	Aa3/A+*/A+@	100,000	110,992
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	A1/A+*/A+@	350,000	392,413
Mecklenburg County NC Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	105,000	122,990
Raleigh Durham NC Airport Authority – Series B	5.000	11/01/2017	Aa3/AA-@	105,000	123,818

					750,213
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.09% of Net Assets
University of NC Ashville Revenue	5.000	06/01/2014	A1	20,000	20,148
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	293,438
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	398,073

					711,659
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.17% of Net Assets
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	224,940
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	166,869
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA*/AA@	100,000	107,654

					499,463
PREREFUNDED BONDS
1.72% of Net Assets
Catawba County NC Certificates of Participation Public School	5.250	06/01/2016	Aa2	125,000	137,623
Catawba County NC Certificates of Participation Public School	5.250	06/01/2018	Aa2	125,000	137,623
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2019	Aa1/AA+*/AA+@	85,000	91,980
Univresity of NC Ashville Revenue	5.000	06/01/2014	A1	30,000	30,234

					397,460
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.10% of Net Assets
NC Housing Finance Agency Series 31-B	3.850	01/01/2017	Aa2/AA*	145,000	152,518
NC Housing Financial Agency Home Ownership – Series 16B	4.125	07/01/2012	Aa2/AA*	100,000	100,683

					253,201
LEASE REVENUE BONDS
.65% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A*/A@	125,000	149,294

					149,294
GENERAL OBLIGATION BONDS
.57% of Net Assets
Cabarrus County NC Public Improvement	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	114,878
NC State Public Improvement – Series A	5.000	03/01/2019	Aaa/AAA*	15,000	16,713

					131,591

Total Investments (cost $21,797,636) (See (a) below for further explanation) 99.20% of Net Assets					$22,860,146

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody's Investors Service, Inc.
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100% of Net Assets
March 31, 2012
(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,065,973
Unrealized depreciation	(3,463)

Net unrealized appreciation	$1,062,510

Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	22,860,146
Level 3	Significant Unobservable Inputs	—

$22,860,146

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
47.83% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2025	Aa2/AA-*	$100,000	$113,640
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA-*	1,500,000	1,674,735
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA-*	750,000	812,910
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	NR	250,000	261,773
Blount County TN Building Authority Local Government Public	5.000	06/01/2032	Aa3	750,000	796,178
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	Aa3/AA*/AA@	1,000,000	1,087,530
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2	1,250,000	1,344,350
Cleveland TN General Obligation – Series A	5.000	06/01/2027	Aa3/A+*	680,000	730,143
Columbia TN Refunded – Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,337,147
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aa2	1,000,000	1,065,870
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	A+*	1,000,000	1,068,870
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,809,291
Giles County TN	4.500	02/01/2018	Aa3	1,000,000	1,048,450
Greene County TN General Obligation – Series B	5.000	06/01/2024	A1	505,000	542,850
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2026	AA*	1,000,000	1,082,120
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2031	AA*	740,000	789,832
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aa3	1,410,000	1,505,598
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,520,650
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	Aa2	1,000,000	1,067,260
Knox County TN Health Educational & Housing Facilities Ft. Sanders	6.250	01/01/2013	Baa2/BBB*/A-@	10,000	10,392
Knox County TN Health Educational & Housing – Covenant Health	5.000	01/01/2022	Aa3/AA-*/AA@	450,000	455,445
Knoxville TN Gas Revenue Refunded System – Series K	4.750	03/01/2022	Aa2/AA*	800,000	800,096
Knoxville TN Wastewater System Revenue – Series A	4.750	04/01/2021	Aa2/AA+*	1,150,000	1,150,127
Knoxville TN Wastewater System Revenue Improvement – Series A	5.000	04/01/2037	Aa2/AA+*	370,000	397,930
Manchester TN Refunding General Obligation	5.000	06/01/2038	Aa3/AA-*	100,000	112,311
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,130,829
Metro Nashville & Davidson County TN Multi-Family	4.600	11/01/2026	NR	830,000	833,229
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aa2/AA-*	1,000,000	1,088,870
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa1/AA*/AA@	1,400,000	1,560,202
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2028	Aa1/AA*/AA@	240,000	268,442
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa1/AA*	560,000	608,849
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa1/AA*	565,000	612,692
Montgomery County TN General Obligation	4.750	05/01/2020	Aa2/AA+*	1,000,000	1,091,100
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	255,416
Overton County TN Refunding – Schools General Obligation	5.000	04/01/2018	Baa2	500,000	542,955
Pigeon Forge TN Refunding – Series A	4.900	06/01/2028	Aa3/AA*	1,000,000	1,086,860
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa2/AAA*	1,435,000	1,509,461
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2027	Aa3/AA-*	1,000,000	1,081,140
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	786,218
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	Aa3/AA-*	1,125,000	1,260,079
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa1/AA*/AA+@	1,395,000	1,541,237
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa1/AA*/AA+@	1,440,000	1,587,744
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aa3	2,460,000	2,662,163
White House Utility District TN Water & Sewer	5.000	01/01/2028	Aa3	1,235,000	1,330,526
White House Utility District TN Water & Sewer	5.000	01/01/2030	Aa3	2,505,000	2,696,482

					47,119,992
MUNICIPAL UTILITY REVENUE BONDS
11.38% of Net Assets
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	268,798
Clarksville TN Electric System Revenue – Series A	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,143,800
Clarksville TN Electric Systems Revenue – Series A	5.000	09/01/2032	Aa2/AA-*	480,000	533,578
Clarksville TN Electric System Revenue – Series A	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,221,680
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	964,234
Knox-Chapman TN Utility District Knox County Water & Sewer	5.250	01/01/2036	AA-*	700,000	786,569
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	501,763
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2036	AA+*/AA+@	3,085,000	3,461,617
West Wilson Utility District TN Waterworks Revenue	5.000	06/01/2033	Aa3	1,170,000	1,334,162

					11,216,201
GENERAL OBLIGATION BONDS
9.58% of Net Assets
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	947,835
Memphis TN Refunding & General Impact General Obligation	5.000	05/01/2036	Aa2/AA*	850,000	954,100
Metropolitan Government Nashville and Davidson County TN	5.000	01/01/2025	Aa1/AA*/AA@	4,025,000	4,540,200
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2034	AA*	850,000	926,924
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,554,081
Shelby County TN – Series A	4.600	11/01/2022	Aa1/AA+*/AA+@	500,000	512,605

					9,435,745
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.82% of Net Assets
Metropolitan Government Nashville & Davidson County TN Housing	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,110,060

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Shelby County TN Health Education & Housing Facilities Board	5.000%	08/01/2030	A1/A+*	$500,000	$556,740
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,118,730
TN State School Board Authority Higher Education Facilities	5.125	05/01/2033	Aa1/AA*/AA@	1,300,000	1,435,083
TN State School Board Authority Higher Education Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	553,305
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa1/AA*/AA+@	2,750,000	2,927,155

					7,701,073
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.71% of Net Assets
Rutherford County TN Health & Education Facilities Board	5.000	11/15/2040	Aa1/AA+*/AA+@	1,500,000	1,611,960

Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AAA@	4,750,000	4,998,283

					6,610,243
STATE AND LOCAL MORTGAGE REVENUE
6.51% of Net Assets
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	800,000	832,592
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	595,000	624,851
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	800,000	833,480
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,475,000	1,529,280
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	745,000	787,480
TN Housing Development Agency Mortgage Financing – Series A	5.200	07/01/2023	Aa2/AA*	1,770,000	1,802,320

					6,410,003
PREREFUNDED BONDS
3.14% of Net Assets
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	Aa3	200,000	200,812
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	BBB*	1,535,000	1,535,890
Kingsport TN Industrial Development Board Multi-family	5.400	04/20/2021	NR	350,000	372,628
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa1/BBB*	440,000	492,642
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa1/BBB*	435,000	487,043

					3,089,015
LEASE REVENUE BONDS
2.77% of Net Assets
Chattanooga TN Electric Revenue – Series A	5.000	09/01/2026	AA*/AA+@	250,000	281,255
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	253,905
Memphis Shelby County TN Port Community Development Revenue	5.000	04/01/2035	Aa3/AA-*	500,000	541,415
Memphis-Shelby County Sports Authority	5.250	11/01/2027	Aa3/AA-*/A+@	750,000	819,510
TN Housing Development Agency – Series 1B	5.000	07/01/2029	Aa1/AA+*/NR@	810,000	836,066

					2,732,151
ESCROWED TO MATURITY BONDS
1.98% of Net Assets
Johnson City TN Health & Educational Facilities	5.000	07/01/2018	BBB*	775,000	776,922
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Baa1/BBB*/BBB+@	1,000,000	1,103,030
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/BBB*	60,000	69,743

					1,949,695
INDUSTRIAL REVENUE BONDS
.97% of Net Assets
Industrial Development Board TN Blount County & Cities	5.000	06/01/2027	Aa3/AA-*	850,000	953,479

					953,479
PUBLIC FACILITIES REVENUE BONDS
.56% of Net Assets
Memphis Shelby County TN Sports Authority Memphis Arena	5.250	11/01/2026	Aa3/AA-*/A+@	500,000	550,140

					550,140

Total Investments (cost $92,910,731) (See (a) below for further explanation) 99.25% of Net Assets					$97,767,737

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,957,130
Unrealized depreciation	(100,124)

Net unrealized appreciation	$4,857,006

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100% of Net Assets
March 31, 2012

Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	97,767,737
Level 3	Significant Unobservable Inputs	—

$97,767,737

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
55.01% of Net Assets
Cross Anchor TN Utility District	4.250%	12/01/2015	AA+*	$65,000	$72,169
Cross Anchor TN Utility District	4.250	12/01/2016	AA+*	65,000	73,659
Dickson County TN Refunding	5.000	06/01/2015	A1/A+*	140,000	146,896
Fayetteville TN Electric System Revenue	3.000	06/01/2015	AA+*	105,000	111,533
Johnson City TN Refunding	4.000	06/01/2015	AA@	400,000	438,520
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA-*	50,000	56,062
Johnson City TN Public Building Authority Revenue	4.250	09/01/2014	Aa2/AA@	50,000	53,625
Knoxville TN Electric Revenue – Series V	4.750	07/01/2021	Aa2/AA+*	150,000	151,359
Lawrenceburg TN Refunding Water & Sewer	5.000	07/01/2015	Aa3	125,000	140,961
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	240,972
Madison County TN Refunding – School and Public Improvement	5.000	04/01/2018	Aa2/AA-*	175,000	195,967
Maury County TN School & Public Improvement	5.000	04/01/2016	Aa2	1,000,000	1,078,290
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	Aa3/AA-*/A+@	500,000	513,165
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3/AA-*/A+@	275,000	317,449
Memphis TN – Series A	5.000	04/01/2024	Aa2/AA*/AA-@	200,000	223,874
Metro Nashville Davidson County Water and Sewer	5.200	01/01/2013	Aa2/BBB*/AA-@	155,000	160,200
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2019	Aa1/AA*	160,000	177,101
Metropolitan Nashville Airport Authority – Series A	4.500	07/01/2014	Aa3/AA-*	250,000	269,905
New Market Utility District Jefferson County TN Waterworks	3.500	06/01/2015	Aa3/AA-*	100,000	107,617
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2016	Aa3/AA-*	100,000	110,921
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2017	Aa3/AA-*	100,000	112,123
Polk County TN Refinancing	5.000	05/01/2020	Aa3	150,000	171,188
Sevier County TN Public Building Authority	4.000	03/01/2014	AA+*	100,000	106,300
Shelby County TN Refunding – Series A	5.000	04/01/2018	Aa1/AA+*	100,000	112,056
Shelby County Health Education	5.250	09/01/2020	Aa3/AA-*	400,000	454,040
Washington County TN Refunding School and Public Improvement	5.000	04/01/2015	Aa2	200,000	220,506
Washington County TN Refunding School and Public Improvement	5.000	04/01/2016	Aa2	125,000	137,551

					5,954,009
GENERAL OBLIGATION BONDS
15.69% of Net Assets
Claiborne County TN Public Improvement – Series A	5.000	04/01/2017	A+*	170,000	198,395
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	120,650
Metro Government Nashville & Davidson County TN Refunding	5.000	05/15/2019	Aa1/AA*/AA@	250,000	293,273
Metropolitan Government Nashville & Davidson County	5.000	01/01/2019	Aa1/AA*/AA@	200,000	238,924
Rhea County TN	3.000	04/01/2018	A1	200,000	214,657
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	177,137
Sevier County TN Public Building Authority	4.000	06/01/2014	AA*	200,000	212,486
Unicoi County TN Refunding	5.250	04/01/2019	A1/A+*	200,000	242,860

					1,698,382
PREREFUNDED BONDS
7.61% of Net Assets
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aa2/AA*/AA-@	450,000	500,895
Memphis TN Electric System Revenue – Series A	5.000	12/01/2015	Aa2/AA+*/AA+@	300,000	322,569

					823,464
LEASE REVENUE BONDS
6.65% of Net Assets
Chattanooga TN Electric Revenue – Series A	5.000	09/01/2021	AA*/AA+@	400,000	465,936
Memphis-Shelby County TN Airport – Federal Express Corporation	5.050	09/01/2012	Baa2/BBB*	250,000	253,905

					719,841
STATE AND LOCAL MORTGAGE REVENUE BONDS
5.07% of Net Assets
TN Housing Development Agency Homeownership Program	4.200	01/01/2016	Aa1/AA+*	145,000	151,586
TN Housing Development Agency – Series 1B	4.800	07/01/2024	Aa1/AA+*	280,000	293,445
TN Housing Development Agency Homeownership Program – 2	2.950	01/01/2015	Aa1/AA+*	100,000	103,482

					548,513
MUNICIPAL UTILITY REVENUE BONDS
3.53% of Net Assets
Harpeth Valley Utilities District	5.000	03/01/2014	A1	250,000	253,440
Sevier County TN Utility District Gas System Revenue	2.650	06/01/2015	A+*	125,000	129,156

					382,596
PUBLIC FACILITIES REVENUE BONDS
3.28% of Net Assets
Blount County TN Public Building Authority Series B-19	3.500	06/01/2015	AA+*	200,000	216,274
Metropolitian Government Nashville Davidson County Convention	5.000	07/01/2015	A1/A*/AA-@	125,000	139,258

					355,532

Total Investments (cost $9,989,856) (See (a) below for further explanation) 96.84% of Net Assets					$10,482,337

DUPREE MUTUAL FUNDS – TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100% of Net Assets
March 31, 2012
*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$503,133
Unrealized depreciation	(10,651)

Net unrealized appreciation	$492,482

Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,482,337
Level 3	Significant Unobservable Inputs	—

$10,482,337

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
22.86% of Net Assets
Armstrong School District PA Build America – Series A	7.000%	03/15/2041	AA+*	$750,000	$849,128
Ashland KY Independent School District Build America	6.200	08/01/2029	Aa3	100,000	109,015
Bexar County TX Revenue Bonds Venue Project – Series B	6.980	08/15/2032	Aa1/AA+*/A+@	250,000	296,008
Coffee County TN Public Building Authority Build America	7.200	06/01/2044	AA-*	350,000	389,204
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3/AA-*	40,000	43,343
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	162,027
Lincoln AL Build America Bonds Recovery Zone Economic Develelopment	6.800	06/01/2040	AA+*	500,000	526,135
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2/AA-*	100,000	123,568
North Fort Bend Water Authority TX Water System Revenue	6.018	12/15/2035	Aa3/AA+-/A+@	250,000	269,783
Scottsboro AL Build America	6.400	11/01/2040	Aa3/AA-*	250,000	262,428
Selma AL Taxable Pension Obligation Warrants	5.820	07/01/2031	AA+*	350,000	370,489

					3,401,128
GENERAL OBLIGATION BONDS
19.20% of Net Assets
Carroll TX Independent School District Build America	6.676	02/15/2034	Aa2/AA+*	100,000	112,111
Circleville OH City School District Build America	6.300	11/01/2040	Aa2	100,000	113,242
East Bethel MN Build America Utilities – Series B	7.000	02/01/2040	Aa3	250,000	291,165
Edgewood OH City School District Build America	7.500	12/01/2037	Aa3/A+*	100,000	117,073
Jefferson County TN Build America	6.625	06/01/2040	Aa3/A+*	250,000	277,185
Montgomery AL Build America Recovery Zone Economic	5.600	02/01/2035	Aa2/AA+*	500,000	550,855
New York NY Build America	5.968	03/01/2036	Aa2/AA*/AA@	100,000	122,541
Pigeon Forge TN Build America Recovery Zone Economic	7.125	06/01/2040	AA*	300,000	368,802
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	800,298
Talladega County AL Build America Recovery Zone	5.600	04/01/2040	Aa3	100,000	102,921

					2,856,193
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
17.68% of Net Assets
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	448,164
Denver County Public Schools Certificates of Participation	7.017	12/15/2037	Aa3/A+*	140,000	171,478
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	579,385
Las Vegas NV Certificates of Participation	7.800	09/01/2039	Aa3/AA-*/AA-@	60,000	67,456
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	816,930
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA+*	500,000	547,855

					2,631,268
LEASE REVENUE BONDS
15.51% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800	06/01/2030	Aa2/AA*	250,000	288,738
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AA+*	250,000	274,028
KY State Property & Buildings Build America – Series C	5.921	11/01/2030	Aa3/A+*/AA-@	250,000	264,238
Metropolitan Government Nashville & Davidson County TN Build America	7.431	07/01/2043	A1/A*/AA-@	160,000	189,550
OK Development Finance Authority Lease Revenue Taxable	5.650	06/01/2041	AA*/AA@	410,000	432,152
Omaha NE Sewer Revenue Build America	6.191	12/01/2040	Aa2/AA*	400,000	419,940
West Knox Utilities District Knox County TN Water & Sewer	6.900	06/01/2040	AA+*	400,000	439,860

					2,308,506
MUNICIPAL UTILITY REVENUE BONDS
11.73% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA+*	500,000	553,300
Gainesville FL Utilities System Revenue Build America	6.024	10/01/2040	Aa2/AA*/AA@	250,000	288,670
Heber Light & Power Company UT Electric Revenue Build America	7.000	12/15/2030	Aa3/AA-@	500,000	526,200
Metropolitan Government Nashville & Davidson County TN Water	6.693	07/01/2041	Aa3/AA-*	200,000	268,116
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	108,773

					1,745,059
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.09% of Net Assets
Maine Health & Higher Educational Facilities Authority	6.667	07/01/2039	Aa2	200,000	227,482
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3/AA-*	250,000	278,195
University NC Wilmington Revenue Build America	5.870	01/01/2035	A1	100,000	102,808

					608,485
PUBLIC FACILITIES REVENUE BONDS
2.75% of Net Assets
Dallas Convention Center Hotel Development Corporation	7.088	01/01/2042	A1/A+*	100,000	112,424
Franklin County OH Convention Facilities Authority Build America	6.540	12/01/2036	Aa2/AA*	170,000	194,453
Metro Government Nashville & Davidson County TN Sports	5.231	07/01/2033	Aa2/AA-*	100,000	102,716

					409,593
TURNPIKE ROAD REVENUE
2.23% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa1/AA-*/AA-@	300,000	331,902

					331,902

DUPREE MUTUAL FUNDS – TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.97% of Net Assets
Virginia State Housing Development Authority Taxable Rental	5.251	01/01/2039	Aa1/AA+*	300,000	293,271

					293,271

Total Investments (cost $13,426,551) (See (a) below for further explanation) 98.02% of Net Assets					$14,585,401

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows

Unrealized appreciation	$1,175,685
Unrealized depreciation	(17,014)

Net unrealized appreciation	$1,158,671

Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	14,585,401
Level 3	Significant Unobservable Inputs	—

$14,585,401

DUPREE MUTUAL FUNDS – INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies — 100% of Net Assets
March 31, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
59.99% of Net Assets
Federal Farm Credit Bank	5.840%	07/20/2022	Aaa/AA+*/AAA@	$2,650,000	$3,319,147
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,451,303
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,398,154
Federal Farm Credit Bank	3.850	05/20/2021	Aaa/AA+*/AAA@	500,000	511,409
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AA+*/AAA@	1,550,000	1,709,407
Federal Farm Credit Bank	5.250	10/25/2022	Aaa/AA+*/AAA@	1,500,000	1,816,413
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AA+*/AAA@	1,900,000	2,023,855
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	444,386
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AA+*/AAA@	500,000	508,117

					15,182,191
FEDERAL HOME LOAN BANK
27.64% of Net Assets
Federal Home Loan Bank	7.000	08/15/2014	Aaa/AA+*	500,000	575,314
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,218,337
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	601,914
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,572,077
Federal Home Loan Bank	5.550	06/19/2023	Aaa/AA+*	500,000	526,050
Federal Home Loan Bank	4.375	04/16/2020	Aaa/AA+*	1,500,000	1,501,383

					6,995,075
FEDERAL HOME LOAN MORTGAGE
5.54% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,402,697

					1,402,697
STUDENT LOAN MARKETING ASSOCIATION
4.04% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	AAA	1,000,000	1,023,525

					1,023,525

Total Investments (cost $23,522,462) (See (a) below for further explanation) 97.21% of Net Assets					$24,603,488

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$1,088,103
Unrealized depreciation	(7,077)

Net unrealized appreciation	$1,081,026

Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	24,603,488
Level 3	Significant Unobservable Inputs	—

$24,603,488

Item 2.	Controls and Procedures.

On May 3, 2012 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on May 3, 2012 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the third quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:  Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date:  May 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dupree Mutual Funds

By:  Thomas P. Dupree, Sr., President /s/

Date:  May 3, 2012

By:  Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date:  May 3, 2012